Cover	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2021
Entity File Number	001-38861
Entity Registrant Name	GUARDION HEALTH SCIENCES, INC.
Entity Central Index Key	0001642375
Entity Tax Identification Number	44-4428421
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2925 Richmond Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	(800)
Local Phone Number	873-5141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GHSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false